           AIM MID CAP CORE EQUITY FUND - CLASS A, B, C AND R SHARES

                            Supplement dated May 13,
                 2005 to the Prospectus dated April 29, 2005 as
                           supplemented May 12, 2005


This supplement supersedes and replaces in its entirety the supplement dated May 12, 2005.

The following information is added following the fifth paragraph under the heading "OTHER INFORMATION - LIMITED FUND OFFERING" on page 7 of the prospectus:

         "At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund."
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             AIM SMALL CAP GROWTH FUND - CLASS A, B, C AND R SHARES

                      Supplement dated May 13, 2005 to the
          Prospectus dated April 29, 2005 as supplemented May 12, 2005


This supplement supersedes and replaces in its entirety the supplement dated May 12, 2005.

The following information is added following the fifth paragraph under the heading "OTHER INFORMATION - LIMITED FUND OFFERING" on page 8 of the prospectus:

         "At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund."